Document and Entity Information	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	001-33365
Entity Registrant Name	Cantaloupe, Inc.
Entity Central Index Key	0000896429
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2679963
Entity Address, Address Line One	101 Lindenwood Drive
Entity Address, Address Line Two	Suite 405
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	888
Local Phone Number	365-7382
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CTLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false